Auditor's Remuneration - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Remuneration for audit services to retirement benefit plans for employees of subsidiaries	$ 1	$ 1	$ 1